Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments August 31, 2024
(Unaudited)
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.8% (100.0% of Total Investments)
X 122,766,759
MUNICIPAL BONDS - 165.8%  (100.0% of Total Investments) X 122,766,759
EDUCATION AND CIVIC ORGANIZATIONS - 41.3% (24.9% of Total Investments)
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A:
$ 500 4.000%, 7/01/28 9/24 at 102.00 $ 488,184
50 5.000%, 7/01/36 9/24 at 102.00 49,100
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 503,345
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
9/24 at 100.00 570,346
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 765,564
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 89,012
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
9/24 at 100.00 2,199,984
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 1,430,863
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
275 6.000%, 7/01/33 9/24 at 100.00 275,289
1,425 6.000%, 7/01/43 9/24 at 100.00 1,425,973
1,255 Minnesota Department of Iron Range Resource and Rehabilitation,
Educational Facilities Revenue Bonds, Series 2023A, 5.000%, 10/01/41
10/33 at 100.00 1,411,554
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
500 5.000%, 5/01/37 5/27 at 100.00 486,256
2,000 5.000%, 5/01/47 5/27 at 100.00 1,822,936
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,580,298
1,165 5.000%, 3/01/44 3/27 at 100.00 1,187,633
2,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/53
3/33 at 100.00 2,135,589
Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of Saint Scholastica, Inc., Refunding Series 2019:
500 4.000%, 12/01/34 12/29 at 100.00 486,516
425 4.000%, 12/01/40 12/29 at 100.00 387,619
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 277,864
600 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 582,489
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 226,967
750 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 5.000%, 10/01/35
10/29 at 100.00 806,055
Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B:
710 4.125%, 10/01/41 10/30 at 100.00 711,461
2,445 5.000%, 10/01/47 10/30 at 100.00 2,591,885
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 661,753
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019:
500 5.000%, 12/01/39 12/29 at 100.00 505,583
1,250 4.000%, 12/01/49 12/29 at 100.00 1,057,073

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/40
9/30 at 100.00 $ 1,015,512
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
360 5.300%, 7/01/45 7/25 at 100.00 360,925
510 5.375%, 7/01/50 7/25 at 100.00 511,330
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
9/24 at 100.00 1,626,498
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.625%, 3/01/43
9/24 at 100.00 349,864
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 960,009
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 503,762
500 5.125%, 12/01/49 12/26 at 102.00 503,084
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 30,548,175
HEALTH CARE - 35.3% (21.3% of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 247,749
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 182,198
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
1,400 5.000%, 2/15/43 2/28 at 100.00 1,433,902
5,050 5.000%, 2/15/53 2/28 at 100.00 5,136,444
430 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 3.000%, 6/15/44
6/31 at 100.00 368,605
150 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 163,176
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2013:
400 4.000%, 4/01/27 9/24 at 100.00 399,677
230 4.000%, 4/01/31 9/24 at 100.00 226,592
500 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding
Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 485,409
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
200 5.000%, 5/01/31 5/27 at 100.00 206,084
165 5.000%, 5/01/32 5/27 at 100.00 169,583
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 1,529,888
500 4.000%, 11/15/39 11/31 at 100.00 498,733
265 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 4.000%, 11/15/40
11/25 at 100.00 250,023
1,000 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2018A, 4.000%, 11/15/48
11/28 at 100.00 909,499
1,000 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 1,093,192
915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 899,788
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 4.000%, 5/01/37
5/26 at 100.00 1,000,013
1,675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,740,003

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 3,920 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 $ 3,920,997
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
230 4.000%, 11/15/36 11/27 at 100.00 222,951
240 4.000%, 11/15/37 11/27 at 100.00 231,814
2,170 4.000%, 11/15/43 11/27 at 100.00 2,005,850
1,000 5.000%, 11/15/47 11/27 at 100.00 1,014,741
855 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
9/24 at 100.00 855,480
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
325 4.000%, 9/01/31 9/24 at 100.00 317,888
630 5.000%, 9/01/34 9/24 at 100.00 630,222
TOTAL HEALTH CARE 26,140,501
HOUSING/MULTIFAMILY - 2.1% (1.3% of Total Investments)
1,560 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee
Terrace Apartments Project, Series 2010, 4.500%, 6/01/26
9/24 at 100.00 1,561,653
TOTAL HOUSING/MULTIFAMILY 1,561,653
HOUSING/SINGLE FAMILY - 0.1% (0.0% of Total Investments)
45 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
9/24 at 100.00 43,442
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
9/24 at 100.00 19,817
TOTAL HOUSING/SINGLE FAMILY 63,259
INDUSTRIALS - 6.2% (3.8% of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1:
1,400 4.500%, 6/01/33 12/24 at 100.00 1,405,358
600 4.750%, 6/01/39 12/24 at 100.00 601,763
2,650 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT)
9/24 at 100.00 2,608,736
TOTAL INDUSTRIALS 4,615,857
LONG-TERM CARE - 9.0% (5.4% of Total Investments)
805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 737,453
250 Bethel, Minnesota, Housing and Health Care Facilities Revenue Bonds,
Ecumen Obligated Group Series 2024A, 6.250%, 3/01/54
3/31 at 103.00 253,210
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 369,445
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
9/24 at 100.00 762,103
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
175 5.250%, 1/01/40 9/24 at 100.00 151,809
850 5.250%, 1/01/46 9/24 at 100.00 703,540
500 (c) Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/51
9/24 at 100.00 487,698
750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
9/24 at 100.00 707,875
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
9/24 at 102.00 192,677
500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.125%, 5/01/48
9/24 at 100.00 439,323

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM CARE (continued)
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
$ 500 4.125%, 9/01/34 9/24 at 100.00 $ 493,750
350 4.125%, 9/01/35 9/24 at 100.00 343,175
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
9/24 at 100.00 523,758
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
9/24 at 102.00 503,781
TOTAL LONG-TERM CARE 6,669,597
TAX OBLIGATION/GENERAL - 31.8% (19.2% of Total Investments)
2,205 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series 2024A,
5.000%, 2/01/49
2/34 at 100.00 2,401,222
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018D:
1,015 4.000%, 2/01/38 2/27 at 100.00 1,025,071
1,055 4.000%, 2/01/39 2/27 at 100.00 1,058,910
1,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/42
2/27 at 100.00 994,873
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 1,024,281
300 Circle Pines Independent School District 12, Centennial, Minnesota,
General Obligation Bonds, School Building Series 2015A, 0.000%,
2/01/35
2/25 at 67.23 199,315
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 1,002,641
1,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A, 4.000%,
2/01/48 - BAM Insured
2/31 at 100.00 981,299
500 Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series 2023A,
4.000%, 2/01/44
2/31 at 100.00 501,711
540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 370,201
500 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/48
2/31 at 100.00 536,382
1,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,003,371
Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A:
1,145 5.000%, 2/01/36 2/31 at 100.00 1,287,556
1,000 4.500%, 2/01/41 2/31 at 100.00 1,052,296
1,500 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 1,456,293
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 1,354,593
310 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2023B, 5.000%, 2/01/39
2/32 at 100.00 346,718
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 1,026,546
1,000 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/42
2/32 at 100.00 1,013,196
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,000,506

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/36
2/31 at 100.00 $ 1,111,503
1,000 Sartell Independent School District 748, Stearns County, Minnesota,
General Obligation Bonds, School Building Capital Appreciation Series
2016B, 0.000%, 2/01/39
2/25 at 62.98 522,511
800 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/43
2/30 at 100.00 804,205
1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 1,501,655
TOTAL TAX OBLIGATION/GENERAL 23,576,855
TAX OBLIGATION/LIMITED - 16.7% (10.0% of Total Investments)
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates
of ParticIpation, Series 2015A, 4.000%, 2/01/41
10/24 at 100.00 986,750
500 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A, 5.000%, 12/15/44
12/32 at 100.00 514,782
500 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
9/24 at 100.00 500,188
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 202,138
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 503,102
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,105,168
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
9/24 at 100.00 2,233,409
1,595 New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023, 4.500%, 2/01/33
2/28 at 100.00 1,624,219
1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 1,000,856
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 738,480
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series
2017A:
145 5.000%, 2/01/32 2/25 at 100.00 146,223
500 4.000%, 2/01/38 2/25 at 100.00 500,427
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B:
455 4.875%, 4/01/30 9/24 at 100.00 455,127
755 5.250%, 4/01/43 9/24 at 100.00 754,986
500 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 500,465
635 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/41
2/31 at 100.00 581,692
TOTAL TAX OBLIGATION/LIMITED 12,348,012
TRANSPORTATION - 10.3% (6.2% of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
300 5.000%, 1/01/39 7/29 at 100.00 320,017
500 5.000%, 1/01/44 7/29 at 100.00 526,973
250 5.000%, 1/01/49 7/29 at 100.00 261,056
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B:
1,000 5.000%, 1/01/44, (AMT) 7/29 at 100.00 1,029,452
2,000 5.000%, 1/01/49, (AMT) 7/29 at 100.00 2,042,601
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 1,639,781

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NMS
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TRANSPORTATION (continued)
$ 500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 $ 529,378
1,175 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%, 1/01/47,
(AMT)
1/32 at 100.00 1,256,798
TOTAL TRANSPORTATION 7,606,056
U.S. GUARANTEED - 0.8% (0.5% of Total Investments) (d)
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-
refunded 11/15/25)
11/25 at 100.00 594,855
TOTAL U.S. GUARANTEED 594,855
UTILITIES - 12.2% (7.4% of Total Investments)
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 420,829
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 31,019
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 500,225
Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016:
965 5.000%, 10/01/35 10/26 at 100.00 1,003,900
2,795 5.000%, 10/01/47 10/26 at 100.00 2,856,632
655 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 4.000%, 10/01/41
10/27 at 100.00 621,480
200 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2023-3, 4.750%, 10/01/43
10/33 at 100.00 206,986
100 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 95,509
3,200 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 3,305,359
TOTAL UTILITIES 9,041,939
TOTAL MUNICIPAL BONDS
(cost $122,814,478) 122,766,759
TOTAL LONG-TERM INVESTMENTS
(cost $122,814,478) 122,766,759
AMTP SHARES, NET - (67.2)% (e) (49,779,117)
OTHER ASSETS & LIABILITIES, NET - 1.4% 1,071,747
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 74,059,389

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 122,766,759 $ – $ 122,766,759
Total
$ – $ 122,766,759 $ – $ 122,766,759
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $3,096,434 or 2.5% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) AMTP Shares, Net as a percentage of Total Investments is 40.5%.
AMT Alternative Minimum Tax